Taxes on Income (Details) - Schedule of Deferred Income Taxes - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carryforward	[1]	$ 17,991	$ 14,885
Research and development		610	675
Employee and payroll accrued expenses		43	40
Operating lease liabilities		263	354
Other		123	123
Total gross deferred tax assets		19,030	16,077
Deferred tax liabilities:
Operating lease assets		263	354
Total deferred tax assets, net		18,767	15,723
Less – valuation allowance		(18,767)	(15,723)
Net deferred tax assets

[1]	Including capital loss carried forward.